CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue
Total revenue	$ 826,968	$ 414,190	$ 345,670
Cost of revenue
Total cost of revenue	(812,210)	(326,878)	(232,598)
Gross profit	14,758	87,312	113,072
Operating income (expenses):
Other operating income	9,799	3,497	2,103
Sales and marketing expenses	(705,015)	(425,974)	(187,372)
General and administrative expenses	(240,781)	(137,868)	(112,383)
Research and development expenses	(67,529)	(29,323)	(20,809)
Total operating expenses	(1,003,526)	(589,668)	(318,461)
Operating loss	(988,768)	(502,356)	(205,389)
Interest income	11,520	2,922	741
Interest expense	(31,295)	(26,501)	(23)
Investment gain, net	8,603	33,591	9,434
Changes in fair value of convertible notes	41,259	(51,950)
Foreign exchange (loss) gain	4,801	(4,215)	(1,649)
Loss before income tax and share of results of equity investees	(953,880)	(548,509)	(196,886)
Income tax expense	(4,088)	(10,745)	(8,546)
Share of results of equity investees	(3,066)	(1,912)	(19,523)
Net loss	(961,034)	(561,166)	(224,955)
Net loss (profit) attributable to non-controlling interests	(207)	681	2,088
Net loss attributable to Sea Limited's ordinary shareholders	$ (961,241)	$ (560,485)	$ (222,867)
Loss per share:
Basic and diluted	$ (2.84)	$ (2.72)	$ (1.30)
Weighted average shares used in loss per share computation:
Basic and diluted	338,472,987	205,727,195	171,127,788
Digital entertainment
Revenue
Total revenue	$ 462,464	$ 365,167	$ 327,985
Cost of revenue
Total cost of revenue	(267,359)	(217,986)	(185,314)
E-commerce and other services
Revenue
Total revenue	270,049	47,444	17,675
Cost of revenue
Total cost of revenue	(446,281)	(107,260)	(47,284)
Sales of goods
Revenue
Total revenue	94,455	1,579	$ 10
Cost of revenue
Total cost of revenue	$ (98,570)	$ (1,632)